12. EQUITY (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Number of warrants	17,755,448	17,747,090
Weighted average remaining life (years)	3 years	3 years 5 months 8 days
Weighted average exercise price	$ .460	$ 0.455
Shares exercisable	17,755,448	17,747,090
Weighted average exercise price		$ 0.455
Warrant 1
Number of warrants		13,417,286
Weighted average remaining life (years)		3 years 7 days
Weighted average exercise price		$ 0.250
Shares exercisable		13,417,286
Weighted average exercise price		$ 0.250
Warrant 2
Number of warrants		714,286
Weighted average remaining life (years)		0 years
Weighted average exercise price		$ 0.700
Shares exercisable		714,286
Weighted average exercise price		$ 0.700
Warrant 3
Number of warrants		882,159
Weighted average remaining life (years)		2 years 1 month 13 days
Weighted average exercise price		$ 1.000
Shares exercisable		882,159
Weighted average exercise price		$ 1.000
Warrant 4
Number of warrants		2,713,359
Weighted average remaining life (years)		4 years 5 months 12 days
Shares exercisable		2,713,359
Warrant 4 | Minimum
Weighted average exercise price		$ 1.200
Weighted average exercise price		1.200
Warrant 4 | Maximum
Weighted average exercise price		1.500
Weighted average exercise price		$ 1.500
Warrant 5
Number of warrants		20,000
Weighted average remaining life (years)		4 years 5 months 1 day
Shares exercisable		20,000
Warrant 5 | Minimum
Weighted average exercise price		$ 2.340
Weighted average exercise price		2.340
Warrant 5 | Maximum
Weighted average exercise price		4.080
Weighted average exercise price		$ 4.080